Schedule of Investments PIMCO Corporate & Income Opportunity Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 34.6%
AI Silk Midco Ltd. TBD% due 02/24/2031	EUR	2,800	$2,941
Air Canada 7.833% (TSFR03M + 2.500%) due 03/14/2031 ~		$1,000	1,003
Altar Bidco, Inc. 10.399% due 02/01/2030 ~		3,450	3,417
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~		7,137	7,424
Amsurg 14.248% due 07/20/2026 «~		23,356	23,356
AP Core Holdings LLC 10.945% due 09/01/2027		34,237	33,605
BDO U.S.A. PC 11.330% (TSFR1M + 6.000%) due 08/31/2028 «~		6,859	6,898
Cengage Learning, Inc. TBD% due 03/22/2031		6,000	6,001
Chromalloy Corp. TBD% due 03/27/2031		5,900	5,890
Cohesity
TBD% due 03/08/2031 «µ		2,209	2,209
TBD% due 03/08/2031 «		20,900	20,900
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	24,800	25,551
Cotiviti, Inc. TBD% due 02/21/2031		$7,300	7,291
Diamond Sports Group LLC TBD% due 05/25/2026		15,374	14,797
DirecTV Financing LLC 10.445% (TSFR1M + 5.000%) due 08/02/2027 ~		1,130	1,133
Encina Private Credit LLC TBD% - 9.134% due 11/30/2025 «µ		8,567	8,443
Envalior Finance GmbH
9.412% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	5,395
10.813% (TSFR03M + 5.500%) due 03/29/2030 ~		$8,415	7,844
Finastra U.S.A., Inc.
0.500% - 12.575% (TSFR1M + 7.250%) due 09/13/2029 «~µ		282	282
0.500% - 12.575% (TSFR03M + 7.250%) due 09/13/2029 «~		2,718	2,740
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~		6,874	6,787
Galaxy U.S. Opco, Inc. 10.063% (TSFR03M + 4.750%) due 04/29/2029 ~		2,700	2,450
Gateway Casinos & Entertainment Ltd.
13.413% (CDOR03 + 8.000%) due 10/18/2027 ~	CAD	9,116	6,747
13.469% due 10/15/2027		$15,218	15,258
GIP Blue Holding LP 9.942% due 09/29/2028		1	1
iHeartCommunications, Inc. 8.695% due 05/01/2026		2,010	1,756
Ivanti Software, Inc. 9.839% due 12/01/2027		25,607	24,038
Lealand Finance Co. BV 8.442% (TSFR1M + 3.000%) due 06/28/2024 ~		189	104
Lealand Finance Co. BV (6.441% Cash and 3.000% PIK) 9.441% due 06/30/2025 (c)		2,197	910
Lifepoint Health, Inc. 11.087% due 11/16/2028		9,267	9,303
Magenta Buyer LLC 10.574% (TSFR03M + 5.000%) due 07/27/2028 ~		2,487	1,492
Market Bidco Ltd. 10.044% due 11/04/2027	GBP	24,749	31,250
MITER Brands TBD% due 03/21/2031		$2,800	2,817
MPH Acquisition Holdings LLC 9.855% due 09/01/2028		22,787	22,077
Naked Juice LLC 11.402% due 01/24/2030		2,200	1,803
Obol France 3 SAS 8.864% (EUR006M + 4.750%) due 12/31/2025 ~	EUR	14,192	14,772
Oi SA 12.500% due 09/07/2024		$20,699	20,595
Ontario Gaming GTA LP 9.559% (TSFR03M + 4.250%) due 08/01/2030 ~		2,700	2,713

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Osaic Holdings, Inc. TBD% due 08/16/2028		2,100	2,111
Poseidon Bidco SASU 8.902% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	6,500	6,905
Promotora de Informaciones SA 9.123% (EUR003M + 5.220%) due 12/31/2026 ~		43,000	45,849
Promotora de Informaciones SA (6.873% Cash and 5.000% PIK) 11.873% (EUR003M + 2.970%) due 06/30/2027 ~(c)		3,687	3,779
Proofpoint, Inc. TBD% due 08/31/2028		$600	601
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~		8,700	8,724
Red Rock Resorts TBD% due 03/14/2031		4,700	4,699
Rising Tide Holdings, Inc. 14.329% (TSFR1M + 9.000%) due 06/01/2026 «~		144	139
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	61,987	25,413
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		$41,443	39,670
Team Health Holdings, Inc. 10.563% (TSFR03M + 5.250%) due 03/02/2027 ~		6,980	6,212
Telemar Norte Leste SA
1.750% due 02/26/2035		17,631	309
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		17,324	303
TransDigm, Inc. TBD% due 08/24/2028		1,800	1,808
Truist Insurance Holdings LLC TBD% due 03/24/2031		6,200	6,197
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		46,384	40,432
Veritas U.S., Inc. 10.445% due 09/01/2025		23,706	21,999
Vistra Zero Operating Co. LLC TBD% due 03/20/2031		4,400	4,405
Wesco Aircraft Holdings, Inc. TBD% due 05/01/2024 «		15,294	16,371
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,713	1,113
Windstream Services LLC
9.430% due 02/23/2027		14,910	14,761
11.680% due 09/21/2027		7,391	7,238
WS Audiology TBD% due 02/27/2029		1,300	1,304

Total Loan Participations and Assignments (Cost $628,455)			612,335

CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 12.0%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	400	382
Agps Bondco PLC
4.625% due 01/14/2026		12,300	5,197
5.500% due 11/13/2026		8,000	3,359
Ally Financial, Inc. 6.848% due 01/03/2030 •(k)		$2,800	2,884
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		14,000	13,231
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	8,500	9,619
8.000% due 01/22/2030 •		3,909	4,273
8.500% due 09/10/2030 •		1,300	1,447
10.500% due 07/23/2029 (k)		6,159	7,842
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$1,800	1,828
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,600	425
Banco do Brasil SA 6.000% due 03/18/2031		$1,000	1,006
Barclays PLC
2.894% due 11/24/2032 •(k)		200	166
5.690% due 03/12/2030 •(k)		3,700	3,720
6.036% due 03/12/2055 •		200	208
6.224% due 05/09/2034 •(k)		2,980	3,075
6.692% due 09/13/2034 •(k)		1,500	1,599
7.437% due 11/02/2033 •(k)		4,870	5,414
BOI Finance BV 7.500% due 02/16/2027 (k)	EUR	7,100	7,264
BPCE SA 7.003% due 10/19/2034 •(k)		$6,000	6,535
CaixaBank SA
5.673% due 03/15/2030 •		1,100	1,100
6.037% due 06/15/2035 •		700	707
6.840% due 09/13/2034 •		1,300	1,390

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Cape Lookout Re Ltd. 13.362% (T-BILL 1MO + 8.000%) due 04/05/2027 «~		2,200	2,204
Cosaint Re Pte. Ltd. 15.202% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		1,900	1,897
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		300	20
3.125% due 10/22/2025 ^(d)		200	13
4.800% due 08/06/2030 ^(d)		200	15
6.150% due 09/17/2025 ^(d)		200	14
Credit Suisse AG AT1 Claim		6,636	765
Deutsche Bank AG
5.000% due 09/05/2030 •	EUR	700	786
6.720% due 01/18/2029 •(k)		$1,300	1,345
6.819% due 11/20/2029 •(k)		1,200	1,255
East Lane Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		300	301
EPR Properties
3.750% due 08/15/2029 (k)		100	88
4.500% due 06/01/2027 (k)		400	381
4.950% due 04/15/2028 (k)		200	191
Essential Properties LP 2.950% due 07/15/2031 (k)		500	407
Ford Motor Credit Co. LLC
5.800% due 03/08/2029		2,400	2,411
6.125% due 03/08/2034		4,700	4,728
Gateway Re Ltd. 5.363% (T-BILL 1MO) due 12/23/2028 ~(b)		300	275
GSPA Monetization Trust 6.422% due 10/09/2029		4,274	4,111
Hampton Roads PPV LLC 6.171% due 06/15/2053 (k)		1,800	1,468
Hestia Re Ltd. 14.732% (T-BILL 1MO + 9.370%) due 04/22/2025 ~		1,878	1,855
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	231
3.950% due 11/01/2027		200	177
4.650% due 04/01/2029 (k)		400	341
5.950% due 02/15/2028 (k)		1,100	1,017
Integrity Re Ltd.
22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		1,100	1,100
28.362% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		1,100	1,100
Intesa Sanpaolo SpA
7.200% due 11/28/2033 (k)		1,400	1,509
8.248% due 11/21/2033 •(k)		14,304	15,984
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	1,300	1,320
Lazard Group LLC 6.000% due 03/15/2031		$700	707
Lloyds Banking Group PLC 5.679% due 01/05/2035 •(k)		1,600	1,610
Long Walk Reinsurance Ltd. 15.112% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		1,900	1,925
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (b)		5,000	5,088
Radian Group, Inc. 6.200% due 05/15/2029 (k)		4,400	4,468
Sammons Financial Group, Inc. 6.875% due 04/15/2034		1,100	1,109
Sanders Re Ltd. 17.122% (T-BILL 3MO + 11.760%) due 04/09/2029 ~		3,241	2,912
Seazen Group Ltd. 6.000% due 08/12/2024		200	161
Societe Generale SA 6.691% due 01/10/2034 •(k)		7,100	7,451
SVB Financial Group
1.800% due 02/02/2031 ^(d)		3,224	2,013
2.100% due 05/15/2028 ^(d)		500	320
3.125% due 06/05/2030 ^(d)		500	321
3.500% due 01/29/2025 ^(d)		200	129
4.345% due 04/29/2028 ^(d)		1,300	825
4.570% due 04/29/2033 ^(d)		4,200	2,664
Trust Fibra Uno 7.375% due 02/13/2034 (k)		1,800	1,798
UBS Group AG
5.699% due 02/08/2035 •(k)		1,200	1,207
5.959% due 01/12/2034 •(k)		4,700	4,824
6.537% due 08/12/2033 •(k)		2,300	2,426
Uniti Group LP
6.000% due 01/15/2030 (k)		20,566	15,355
10.500% due 02/15/2028 (k)		10,171	10,554
Ursa Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 12/07/2026 ~		2,300	2,329
VICI Properties LP
3.875% due 02/15/2029 (k)		3,700	3,408
4.500% due 01/15/2028 (k)		3,050	2,930
5.750% due 04/01/2034		300	297

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

6.125% due 04/01/2054		300	296
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		11,692	2,045
Winston RE Ltd.
15.612% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		280	278
17.112% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,700	1,689
Yosemite Re Ltd. 15.340% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		1,790	1,854

			212,973

INDUSTRIALS 22.1%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		72	65
5.250% due 10/01/2030 (k)		997	981
Altice France Holding SA
8.000% due 05/15/2027	EUR	3,100	1,119
10.500% due 05/15/2027		$14,800	5,551
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (k)		1,053	966
3.375% due 11/01/2028 (k)		403	381
3.700% due 04/01/2028 (k)		1,690	1,623
Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	205
6.500% due 11/21/2033		400	407
Beazer Homes USA, Inc. 7.500% due 03/15/2031 (k)		1,500	1,517
British Airways Pass-Through Trust 4.250% due 05/15/2034		49	46
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)(k)		2,404	2,316
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)(k)		18,877	18,114
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)(k)		17,682	17,473
CGG SA
7.750% due 04/01/2027 (k)	EUR	13,419	13,284
7.750% due 04/01/2027		3,100	3,069
8.750% due 04/01/2027 (k)		$8,648	7,844
Cheniere Energy, Inc. 5.650% due 04/15/2034		1,000	1,008
CVS Pass-Through Trust 7.507% due 01/10/2032 (k)		1,228	1,272
Delek Logistics Partners LP 8.625% due 03/15/2029		2,200	2,248
DISH DBS Corp.
5.250% due 12/01/2026		14,402	11,367
5.750% due 12/01/2028		18,300	12,611
Ecopetrol SA 8.375% due 01/19/2036		620	626
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		138	22
Ford Motor Co. 7.700% due 05/15/2097 (k)		17,956	19,383
GN Bondco LLC 9.500% due 10/15/2031 (k)		4,700	4,696
Greene King Finance PLC 7.143% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	371
HCA, Inc. 7.500% due 11/15/2095 (k)		$4,800	5,330
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		33,857	31,540
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	7,000	7,429
Legacy LifePoint Health LLC 4.375% due 02/15/2027 (k)		$1,000	954
LifePoint Health, Inc.
9.875% due 08/15/2030 (k)		2,600	2,723
11.000% due 10/15/2030 (k)		7,300	7,811
Market Bidco Finco PLC 4.750% due 11/04/2027 (k)	EUR	1,800	1,833
Medline Borrower LP 6.250% due 04/01/2029		$2,500	2,514
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		1,200	1,205
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (k)		4,750	3,727
11.750% due 10/15/2028		300	325
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (k)		21,100	19,717
NPC Ukrenergo 6.875% due 11/09/2028		1,000	379
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (g)(h)		1,279	71
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (k)	EUR	6,300	6,018

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Petroleos Mexicanos
6.700% due 02/16/2032 (k)		$9,094	7,569
6.840% due 01/23/2030		2,300	2,030
Phinia, Inc. 6.750% due 04/15/2029 (b)		200	202
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (k)		3,412	3,397
Prosus NV
1.985% due 07/13/2033 (k)	EUR	1,100	919
2.778% due 01/19/2034 (k)		1,600	1,400
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,325
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		$67	60
4.100% due 10/01/2029		56	52
Station Casinos LLC 6.625% due 03/15/2032		2,500	2,527
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (b)		1,600	1,614
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		3,575	3,182
5.750% due 09/30/2039 (k)		23,137	23,124
TransDigm, Inc. 6.375% due 03/01/2029		3,800	3,817
U.S. Renal Care, Inc. 10.625% due 06/28/2028		3,751	3,291
United Airlines Pass-Through Trust
2.700% due 11/01/2033 (k)		167	143
4.150% due 02/25/2033		70	66
USA Compression Partners LP 7.125% due 03/15/2029		1,000	1,013
Valaris Ltd. 8.375% due 04/30/2030 (k)		2,532	2,614
Vale SA 1.378% due 12/29/2049 ~(h)	BRL	250,000	16,167
Venture Global LNG, Inc.
9.500% due 02/01/2029		$7,279	7,850
9.875% due 02/01/2032 (k)		7,200	7,764
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		7,630	7,003
Vital Energy, Inc. 7.875% due 04/15/2032		1,200	1,220
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(c)(d)		62,397	56,781
Windstream Escrow LLC 7.750% due 08/15/2028 (k)		17,165	15,902

			391,173

UTILITIES 2.8%
FORESEA Holding SA
7.500% due 06/15/2030 (k)		562	528
7.500% due 06/15/2030		784	737
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		6,900	3,271
NGD Holdings BV 6.750% due 12/31/2026		1,112	773
Oi SA 10.000% due 07/27/2025 ^(d)		64,484	1,129
Pacific Gas & Electric Co.
4.000% due 12/01/2046 (k)		1,006	755
4.300% due 03/15/2045 (k)		257	203
4.450% due 04/15/2042 (k)		2,491	2,044
4.500% due 12/15/2041		65	53
4.750% due 02/15/2044 (k)		9,791	8,272
4.950% due 07/01/2050 (k)		7,538	6,491
Peru LNG SRL 5.375% due 03/22/2030 (k)		18,496	16,114
Raizen Fuels Finance SA
6.450% due 03/05/2034		800	821
6.950% due 03/05/2054		300	309
Vistra Operations Co. LLC 6.950% due 10/15/2033 (k)		6,600	7,051

			48,551

Total Corporate Bonds & Notes (Cost $735,227)			652,697

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
DISH Network Corp. 3.375% due 08/15/2026		5,900	3,702

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Total Convertible Bonds & Notes (Cost $5,900)		3,702

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	890	834
4.214% due 06/01/2050	2,400	1,830

		2,664

MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	6,460	5,124

PUERTO RICO 1.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (k)	10,174	5,893
0.000% due 11/01/2051 (k)	36,078	19,939

		25,832

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	78,700	7,298

Total Municipal Bonds & Notes (Cost $38,999)		40,918

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
3.000% due 01/25/2042 (a)	98	4
3.500% due 02/25/2033 (a)	786	63
4.500% due 07/25/2050 (a)(k)	4,194	950
5.000% due 02/25/2036 ~(a)	188	25
Freddie Mac
0.000% due 02/15/2036 - 03/15/2044 •(k)	9,968	7,743
0.000% due 03/15/2043 •	69	43
1.667% due 02/15/2034 •(a)	797	68
3.000% due 12/25/2050 (a)(k)	6,985	1,203
3.500% due 10/15/2035 (a)(k)	813	78
6.155% due 11/25/2055 «~	13,400	8,320
12.985% due 12/25/2027 •	3,683	3,888
Ginnie Mae
1.307% due 01/20/2042 •(a)	759	70
3.500% due 09/16/2041 - 06/20/2042 (a)	328	40

Total U.S. Government Agencies (Cost $25,375)		22,495

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
Adjustable Rate Mortgage Trust
5.784% due 05/25/2036 •	1,428	587
6.594% due 01/25/2035 •	2,136	1,933
Atrium Hotel Portfolio Trust
7.053% due 06/15/2035 •(k)	6,200	6,097
7.123% due 12/15/2036 •(k)	12,835	12,279
Banc of America Funding Trust
5.500% due 01/25/2036 «	44	42
5.684% due 06/26/2036 •	4,152	3,446
6.000% due 07/25/2037	300	243
BCAP LLC Trust
3.918% due 03/27/2036 ~	2,204	1,542
4.527% due 03/26/2037 þ	1,186	1,673
4.858% due 02/26/2036 ~	1,234	1,109
7.000% due 12/26/2036 ~	1,774	1,099
Bear Stearns ALT-A Trust
4.266% due 08/25/2036 ~	2,108	1,047
4.533% due 08/25/2046 ~	2,486	1,739
4.576% due 11/25/2036 ~	464	244
4.701% due 09/25/2035 ~	432	237
5.117% due 11/25/2034 «~	168	152
Bear Stearns Asset-Backed Securities Trust 5.844% due 04/25/2037 •	7,421	6,099
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 «þ	104	103
Benchmark Mortgage Trust 2.760% due 02/15/2054 ~	8,388	4,341
Beneria Cowen & Pritzer Collateral Funding Corp. 6.637% due 06/15/2038 •(k)	450	406
BFLD Trust
8.390% due 10/15/2035 •	930	282
9.140% due 10/15/2035 •	4,700	541
9.640% due 10/15/2035 •	2,900	116

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Braemar Hotels & Resorts Trust 7.898% due 06/15/2035 •		4,225	4,103
BX Trust 7.027% due 10/15/2036 •(k)		2,200	2,180
CALI Mortgage Trust 3.957% due 03/10/2039 (k)		8,200	7,334
CD Mortgage Trust 5.688% due 10/15/2048		535	488
Chase Mortgage Finance Trust
4.897% due 12/25/2035 «~		7	6
6.000% due 02/25/2037		1,188	468
6.000% due 03/25/2037		280	155
6.000% due 07/25/2037		1,016	458
Citigroup Commercial Mortgage Trust 5.248% due 12/10/2049 ~		196	126
Citigroup Mortgage Loan Trust
4.692% due 03/25/2037 ~		226	187
4.722% due 04/25/2037 ~		1,202	1,050
5.073% due 11/25/2035 ~		10,185	5,486
6.000% due 11/25/2036 ~		8,749	4,918
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037		978	891
5.750% due 04/25/2037 «		121	108
Colony Mortgage Capital Ltd.
7.112% due 11/15/2038 •		1,125	1,068
7.461% due 11/15/2038 •		4,100	3,824
8.157% due 11/15/2038 •		3,150	2,797
Commercial Mortgage Loan Trust 6.369% due 12/10/2049 ~		717	29
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~		1,348	731
Countrywide Alternative Loan Trust
0.000% due 04/25/2037 •(a)		13,398	815
1.672% due 02/25/2036 •		818	606
4.153% due 06/25/2037 ~		696	636
5.500% due 03/25/2035		377	161
5.500% due 09/25/2035		2,781	1,848
5.750% due 01/25/2035		209	200
5.750% due 02/25/2035		320	218
5.863% due 03/20/2046 •		2,356	1,942
5.984% due 08/25/2035 •		211	110
6.000% due 02/25/2035		410	298
6.000% due 04/25/2036		1,182	566
6.000% due 05/25/2036		2,782	1,384
6.000% due 02/25/2037		1,975	995
6.000% due 04/25/2037		4,030	1,906
6.000% due 08/25/2037 •		6,399	3,288
6.250% due 10/25/2036		1,406	847
6.250% due 12/25/2036 •		2,343	985
6.500% due 08/25/2036		658	207
6.500% due 09/25/2036		314	164
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037		408	172
6.000% due 04/25/2036 «		235	131
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036		904	477
6.840% due 07/15/2038 •		1,000	901
9.794% due 07/15/2032 •		2,227	1,996
DBGS Mortgage Trust 6.835% due 10/15/2036 •(k)		1,000	974
Eurosail PLC
6.692% due 06/13/2045 •	GBP	4,487	4,485
9.342% due 06/13/2045 •		1,394	1,424
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036		$940	287
Freddie Mac
10.820% due 01/25/2034 •		5,000	5,518
13.120% due 11/25/2041 •		8,800	9,616
GS Mortgage Securities Corp. Trust
4.605% due 10/10/2032 ~		9,200	8,463
6.572% due 07/15/2035 •(k)		1,298	1,008
8.726% due 08/15/2039 •(k)		2,600	2,616
GSR Mortgage Loan Trust
3.942% due 03/25/2037 ~		1,180	643
4.571% due 11/25/2035 ~		457	379
Hilton USA Trust 2.828% due 11/05/2035 (k)		2,100	1,822
HomeBanc Mortgage Trust 6.644% due 03/25/2035 «•		66	41
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037		6,496	1,997
Jackson Park Trust 3.242% due 10/14/2039 ~		3,368	2,657
JP Morgan Alternative Loan Trust 4.025% due 03/25/2037 ~		3,882	3,535

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
5.922% due 04/15/2037 •(k)		976	934
6.432% due 04/15/2037 •		5,858	5,405
6.730% due 06/15/2038 •		1,100	1,028
7.235% due 10/05/2040 (k)		1,600	1,674
8.623% due 02/15/2035 •		5,066	4,953
JP Morgan Mortgage Trust
4.054% due 06/25/2036 «~		286	192
5.130% due 01/25/2037 ~		378	325
5.352% due 02/25/2036 ~		830	564
5.524% due 10/25/2035 «~		10	9
Lehman Mortgage Trust 6.000% due 07/25/2037 «		42	36
Lehman XS Trust 5.884% due 06/25/2047 •		1,367	1,202
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,815	985
Merrill Lynch Mortgage Investors Trust 4.778% due 03/25/2036 ~		1,977	1,120
Morgan Stanley Bank of America Merrill Lynch Trust 3.708% due 05/15/2046 ~		2,154	1,983
Morgan Stanley Capital Trust
7.240% due 12/15/2036 •(k)		8,125	2,389
8.169% due 07/15/2035 •		4,296	4,169
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(k)		7,797	6,623
3.790% due 11/15/2032 ~		1,000	887
New Orleans Hotel Trust 6.962% due 04/15/2032 •		2,200	2,070
NYO Commercial Mortgage Trust
6.535% due 11/15/2038 •(k)		1,000	970
7.985% due 11/15/2038 •		2,500	1,843
RBSSP Resecuritization Trust
5.664% due 10/27/2036 •		3,609	1,093
5.675% due 08/27/2037 •		8,000	3,734
Residential Accredit Loans, Inc. Trust
5.824% due 08/25/2036 •		286	278
5.904% due 05/25/2037 «•		158	131
6.000% due 08/25/2036		276	226
6.000% due 05/25/2037		960	730
Residential Asset Securitization Trust
5.750% due 02/25/2036		293	106
6.000% due 02/25/2037		1,466	590
6.250% due 09/25/2037		4,631	1,891
Residential Funding Mortgage Securities, Inc. Trust 4.864% due 02/25/2037 ~		1,346	898
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037		3,400	3,083
Structured Adjustable Rate Mortgage Loan Trust
4.575% due 07/25/2035 ~		779	658
4.776% due 01/25/2036 ~		3,739	1,908
5.569% due 11/25/2036 ~		1,844	1,518
Structured Asset Mortgage Investments Trust 5.564% due 08/25/2036 •		67	57
SunTrust Adjustable Rate Mortgage Loan Trust
5.608% due 02/25/2037 ~		143	120
5.940% due 04/25/2037 ~		190	116
6.039% due 02/25/2037 ~		1,383	1,199
VASA Trust 6.340% due 07/15/2039 •(k)		1,000	915
Wachovia Mortgage Loan Trust LLC 1.900% due 08/25/2036 •		2,227	768
WaMu Mortgage Pass-Through Certificates Trust
3.781% due 07/25/2037 ~		374	301
3.971% due 10/25/2036 ~		656	562
4.174% due 02/25/2037 ~		476	395
4.541% due 07/25/2037 ~		802	666
Washington Mutual Mortgage Pass-Through Certificates Trust
5.929% due 05/25/2047 «•		111	94
6.000% due 10/25/2035		854	637
6.000% due 03/25/2036		943	875
6.000% due 02/25/2037		2,273	1,819
WSTN Trust
7.690% due 07/05/2037 ~(k)		3,700	3,650
8.455% due 07/05/2037 ~		3,700	3,677
9.835% due 07/05/2037 ~		3,000	2,969

Total Non-Agency Mortgage-Backed Securities (Cost $247,500)			223,107

ASSET-BACKED SECURITIES 7.8%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	629
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.794% due 03/25/2033 «•		$31	29
Apidos CLO 0.000% due 01/20/2031 ~		8,800	3,093

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Belle Haven ABS CDO Ltd. 5.842% due 07/05/2046 •		324,260	737
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	1,132
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	834
0.000% due 10/22/2031 ~		3,000	524
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	125
Countrywide Asset-Backed Certificates Trust 5.789% due 05/25/2037 •		$7,755	5,345
Crown City CLO 0.000% due 04/20/2035 ~		1,600	968
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	4,504
First Franklin Mortgage Loan Trust 5.764% due 10/25/2036 •		2,711	1,744
Fremont Home Loan Trust
5.594% due 01/25/2037 •		5,180	2,360
5.924% due 02/25/2036 •		12,489	8,265
Glacier Funding CDO Ltd. 8.770% due 08/04/2035 •		7,164	754
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	479	0
GSAMP Trust 5.584% due 12/25/2036 •		$1,282	663
Home Equity Mortgage Loan Asset-Backed Trust 5.604% due 07/25/2037 •		2,421	1,332
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 þ		96	28
LNR CDO Ltd. 5.725% due 02/28/2043 •		3,114	27
Long Beach Mortgage Loan Trust 6.044% due 01/25/2036 •		3,842	3,558
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		1,100	747
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~		5,200	3,066
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	209
Merrill Lynch Mortgage Investors Trust
3.946% due 03/25/2037 þ		5,948	1,294
5.764% due 04/25/2037 •		1,499	741
Morgan Stanley ABS Capital, Inc. Trust 5.594% due 10/25/2036 •		5,521	2,947
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		715	398
N-Star REL CDO Ltd. 5.860% due 02/01/2041 •		220	0
Orient Point CDO Ltd. 5.830% due 10/03/2045 •		114,425	35,290
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		6,025	5,248
8.491% due 06/16/2031		6,198	6,296
PRET LLC 8.112% due 11/25/2053 þ		964	966
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	3,038
7.238% due 09/25/2037 þ		7,701	3,222
Securitized Asset-Backed Receivables LLC Trust 5.864% due 03/25/2036 •		12,008	10,735
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	4,348
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,864
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	826
0.000% due 10/15/2048 «(g)		3	937
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(g)		38	326
0.000% due 09/25/2040 «(g)		3,226	335
Structured Asset Investment Loan Trust 6.419% due 06/25/2035 •		3,696	3,167
Taberna Preferred Funding Ltd.
5.894% due 12/05/2036 •		9,823	8,595
5.914% due 08/05/2036 •		8,619	7,758

Total Asset-Backed Securities (Cost $225,443)			139,004

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		9,499	4,805
1.000% due 07/09/2029		1,352	724
3.500% due 07/09/2041 þ		17,491	7,075
3.625% due 07/09/2035 þ		355	148
3.625% due 07/09/2035 þ(k)		9,105	3,794

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

3.625% due 07/09/2046 þ		115	52
4.250% due 01/09/2038 þ		22,691	10,563
Argentina Treasury Bond BONCER
0.000% due 06/30/2025 (g)	ARS	251,333	349
4.000% due 10/14/2024		328,831	379
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	244,700	4,294
13.000% due 01/30/2026		283,460	4,988
Dominican Republic International Bond 11.250% due 09/15/2035		169,900	3,118
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		$900	464
6.375% due 02/11/2027 ^(d)		200	103
7.875% due 02/11/2035 ^(d)		1,300	670
8.750% due 03/11/2061 ^(d)		400	205
10.750% due 10/14/2030		800	547
Israel Government International Bond
5.375% due 03/12/2029		1,900	1,906
5.500% due 03/12/2034		1,900	1,885
5.750% due 03/12/2054		1,900	1,823
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	46,715	44
Romania Government International Bond
5.375% due 03/22/2031	EUR	3,340	3,627
5.500% due 09/18/2028		2,600	2,896
5.625% due 02/22/2036		1,350	1,454
6.375% due 09/18/2033		2,600	3,006
Russia Government International Bond
5.625% due 04/04/2042		$13,400	8,917
5.875% due 09/16/2043		200	134
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,300	381
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	17,523	5,109
7.750% due 09/01/2024		$9,800	3,714
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		70	10
9.250% due 09/15/2027 ^(d)		598	108

Total Sovereign Issues (Cost $84,832)			77,292

		SHARES
COMMON STOCKS 8.9%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	1,927
iHeartMedia, Inc. 'A' (e)		275,106	575
iHeartMedia, Inc. 'B' «(e)		213,502	401
Promotora de Informaciones SA 'A' (e)		1,233,318	467

			3,370

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(i)		97,336,701	0

ENERGY 0.0%
Axis Energy Services 'A' «(i)		6,085	180

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA (e)		2,152,500	9,753
Intelsat Emergence SA «(i)		460,477	12,624
UBS Group AG		4,114	126

			22,503

HEALTH CARE 3.6%
Amsurg Equity «(e)(i)		1,271,774	62,901

INDUSTRIALS 1.7%
Drillco Holding Lux SA «(e)(i)		76,260	1,840
Forsea Holding SA «(e)		31,696	765
Mcdermott International Ltd. (e)		57,729	12
Neiman Marcus Group Ltd. LLC «(e)(i)		152,491	22,316
Syniverse Holdings, Inc. «(i)		5,630,026	5,190
Voyager Aviation Holdings LLC «(e)		2,841	0
Westmoreland Mining Holdings «(e)(i)		44,693	134

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Westmoreland Mining LLC «(e)(i)		45,087	118

			30,375

UTILITIES 2.1%
West Marine New «(e)(i)		13,000	137
Windstream Units «(e)		1,181,266	37,301

			37,438

Total Common Stocks (Cost $131,654)			156,767

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Promotora de Informaciones SA		1,233,318	6

Total Rights (Cost $0)			6

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		1,383	3

UTILITIES 0.0%
West Marine - Exp. 09/11/2028 «		1,687	0

Total Warrants (Cost $10,163)			3

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
AGFC Capital Trust 7.326% (US0003M + 1.750%) due 01/15/2067 ~(k)		1,800,000	1,039
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		110,000	101
Compeer Financial ACA 4.875% due 08/15/2026 •(h)		4,400,000	4,202
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		1,000,000	972
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		8,212,400	9,400
SVB Financial Group
4.000% due 05/15/2026 ^(d)(h)		500,000	8
4.250% due 11/15/2026 ^(d)(h)		300,000	5
4.700% due 11/15/2031 ^(d)(h)		498,000	8

			15,735

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		17,047	0

Total Preferred Securities (Cost $22,811)			15,735

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.		424,278	2,503
VICI Properties, Inc.		210,228	6,263

Total Real Estate Investment Trusts (Cost $4,199)			8,766

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (j) 4.8%			84,967

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	284,624	296

U.S. TREASURY BILLS 0.9%
5.364% due 04/11/2024 - 07/02/2024 (f)(g)(n)		$16,673	16,506

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $101,770)		101,769

Total Investments in Securities (Cost $2,262,328)		2,054,596

	SHARES
INVESTMENTS IN AFFILIATES 13.7%
SHORT-TERM INSTRUMENTS 13.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.7%
PIMCO Short-Term Floating NAV Portfolio III	25,031,100	243,478

Total Short-Term Instruments (Cost $243,446)		243,478

Total Investments in Affiliates (Cost $243,446)		243,478

Total Investments 129.8% (Cost $2,505,774)		$2,298,074
Financial Derivative Instruments (l)(m) (0.3)%(Cost or Premiums, net $(18,248))		(5,999)
Auction-Rate Preferred Shares (4.8)%		(85,525)
Other Assets and Liabilities, net (24.7)%		(436,744)

Net Assets Applicable to Common Shareholders 100.0%		$1,769,806

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Amsurg Equity	11/02/2023 - 11/06/2023	$53,141	$62,901	3.55%
Axis Energy Services 'A'	07/01/2021	90	180	0.01
Drillco Holding Lux SA	06/08/2023	1,523	1,840	0.10
Intelsat Emergence SA	06/19/2017 - 02/23/2024	31,412	12,624	0.71
Neiman Marcus Group Ltd. LLC	09/25/2020	4,910	22,316	1.26
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2023	5,537	5,190	0.29
West Marine New	09/12/2023	187	137	0.01
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,161	134	0.01
Westmoreland Mining LLC	06/30/2023	299	118	0.01

$98,260	$105,440	5.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.400%	04/01/2024	04/02/2024	$32,700	U.S. Treasury Notes 1.625% due 05/15/2031	$(33,407)	$32,700	$32,700
FICC	2.600	03/28/2024	04/01/2024	2,267	U.S. Treasury Notes 5.000% due 09/30/2025	(2,312)	2,267	2,268
JPS	5.430	03/28/2024	04/01/2024	50,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(51,059)	50,000	50,030

Total Repurchase Agreements	$(86,778)	$84,967	$84,998

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BMO	5.680%	03/21/2024	05/20/2024	$(16,550)	$(16,579)
BOS	6.330	03/18/2024	07/16/2024	(2,763)	(2,769)
BPS	4.201	03/22/2024	06/24/2024	EUR	(1,124)	(1,214)
4.343	03/22/2024	06/24/2024	(3,488)	(3,768)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

5.950	02/23/2024	05/20/2024	$(10,868)	(10,936)
5.980	01/29/2024	04/29/2024	(2,859)	(2,889)
6.030	02/29/2024	08/13/2024	(5,351)	(5,380)
6.130	02/29/2024	08/13/2024	(11,099)	(11,159)
6.180	10/10/2023	04/08/2024	(8,179)	(8,423)
BRC	4.750	03/25/2024	TBD(3)	(1,169)	(1,170)
6.320	10/24/2023	TBD(3)	(14,988)	(15,409)
BYR	6.030	03/04/2024	05/20/2024	(348)	(349)
CDC	5.720	01/24/2024	04/23/2024	(12,730)	(12,868)
5.720	03/01/2024	04/23/2024	(1,718)	(1,727)
5.720	03/12/2024	04/23/2024	(4,235)	(4,248)
5.780	03/19/2024	07/18/2024	(3,089)	(3,096)
5.780	03/28/2024	07/26/2024	(5,034)	(5,037)
5.890	01/24/2024	04/23/2024	(1,431)	(1,447)
5.890	02/01/2024	04/23/2024	(199)	(201)
5.930	01/02/2024	04/02/2024	(765)	(776)
5.980	03/12/2024	07/10/2024	(35,749)	(35,867)
5.980	03/19/2024	07/18/2024	(6,001)	(6,014)
5.980	03/28/2024	07/26/2024	(9,718)	(9,724)
DEU	5.750	02/15/2024	05/13/2024	(1,330)	(1,340)
IND	5.852	03/11/2024	09/06/2024	(17,089)	(17,147)
5.874	03/11/2024	07/08/2024	(7,919)	(7,946)
JPS	4.750	03/18/2024	05/03/2024	(2,317)	(2,321)
MSB	6.030	01/26/2024	07/23/2024	(13,866)	(14,019)
6.130	01/26/2024	07/23/2024	(6,389)	(6,459)
6.230	01/26/2024	07/23/2024	(4,926)	(4,980)
RCY	5.830	03/18/2024	04/17/2024	(8,370)	(8,389)
RTA	5.920	03/21/2024	06/14/2024	(2,359)	(2,363)
SCX	4.180	03/11/2024	06/11/2024	EUR	(759)	(821)
SOG	5.590	03/19/2024	04/15/2024	$(3,444)	(3,451)
5.720	01/11/2024	04/11/2024	(19,572)	(19,824)
5.720	01/12/2024	04/12/2024	(944)	(956)
5.720	01/24/2024	04/12/2024	(1,396)	(1,411)
5.720	01/29/2024	04/29/2024	(3,368)	(3,401)
5.730	01/16/2024	04/16/2024	(1,452)	(1,470)
5.840	01/12/2024	04/12/2024	(2,760)	(2,796)
5.850	01/16/2024	04/16/2024	(4,525)	(4,581)
5.850	01/18/2024	04/16/2024	(3,551)	(3,594)
5.850	01/24/2024	04/16/2024	(2,913)	(2,945)
5.850	01/29/2024	04/29/2024	(9,049)	(9,142)
5.850	03/15/2024	04/16/2024	(463)	(464)
5.850	03/19/2024	04/29/2024	(1,286)	(1,289)
5.850	03/25/2024	04/16/2024	(6,446)	(6,453)
5.970	10/12/2023	04/12/2024	(593)	(610)
6.050	10/17/2023	04/10/2024	(577)	(594)
6.050	10/24/2023	04/10/2024	(869)	(892)
6.050	11/08/2023	04/10/2024	(735)	(753)
6.050	02/08/2024	04/10/2024	(22,422)	(22,621)
6.050	03/15/2024	04/10/2024	(2,933)	(2,942)
6.050	03/19/2024	04/10/2024	(5,070)	(5,081)
6.100	12/15/2023	04/11/2024	(267)	(272)
6.100	01/24/2024	04/11/2024	(5,013)	(5,071)
6.100	03/25/2024	04/12/2024	(5,983)	(5,990)
TDM	5.580	02/20/2024	04/22/2024	(7,666)	(7,715)
5.650	07/28/2023	TBD(3)	(16,851)	(17,507)
UBS	4.150	12/11/2023	TBD(3)	EUR	(1,371)	(1,499)
4.230	07/05/2023	TBD(3)	(3,637)	(4,046)
4.252	03/06/2024	06/06/2024	(10,018)	(10,842)
4.254	02/06/2024	04/05/2024	(1,955)	(2,123)
5.680	09/08/2023	TBD(3)	$(4,269)	(4,408)

Total Reverse Repurchase Agreements	$(381,578)

(k)	Securities with an aggregate market value of $450,270 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(346,403) at a weighted average interest rate of 5.734%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.595%	$900	$(10)	$24	$14	$0	$0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	1.253	EUR	11,447	424	805	1,229	14	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2028	0.745		10,200	(487)	616	129	7	0

							$(73)	$1,445	$1,372	$21	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	50,900	$868	$224	$1,092	$145	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		15,700	1,524	3,049	4,573	0	(52)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	368	1,259	0	(32)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	1,833	2,633	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Semi-Annual	06/16/2024		$10,000	9	124	133	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		58,200	(4)	1,632	1,628	33	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		29,400	3	829	832	18	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025		8,580	135	(334)	(199)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	213	215	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(2,865)	(2,143)	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	329	2,801	3,130	59	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	1,140	1,138	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(4,092)	(4,215)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	1,825	1,820	48	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	780	(113)	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	535	533	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(1,591)	(1,642)	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(4,718)	(4,438)	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	518	(6,899)	0	(176)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	5,663	5,652	86	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	8,630	8,613	130	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(4,334)	(2,811)	0	(291)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(22,459)	(13,732)	0	(479)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	987	255	59	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	10,457	10,810	0	(644)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	725	665	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	1,159	1,158	9	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	3,022	4,174	28	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	16,564	15,199	136	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	23,926	24,796	163	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	(615)	(10,161)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(7,708)	(11,733)	132	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	613	610	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	6,665	6,528	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	10,514	10,445	0	(36)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	10,318	10,204	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	2,809	2,780	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,103	7,642	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	55,119	56,081	0	(205)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	2,200	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		1,500	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		1,800	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		4,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		8,200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		4,100	0	1	1	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		4,000	0	1	1	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		8,200	0	3	3	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		2,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	2	2	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	9	9	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	29	29	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(437)	(105)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	3,133	3,525	0	(59)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,651	3,258	0	(68)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	(13)	136	0	(9)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	2,555	3,257	0	(68)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	1,808	2,288	0	(67)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	27,500	0	4	4	1	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		11,400	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		8,700	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		3,300	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,700	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,800	7	1	8	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,400	30	2	32	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,800	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,300	0	1	1	0	0

							$(218)	$139,166	$138,948	$1,108	$(2,983)

Total Swap Agreements							$(291)	$140,611	$140,320	$1,129	$(2,983)

Cash of $46,635 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2024			$55		AUD	84	$0		$0
		05/2024		AUD	84		$55		0		0
BOA		04/2024		EUR	2,117		2,293		9		0
		04/2024			$77		AUD	118	0		0
		05/2024		AUD	118		$77		0		0
BPS		04/2024			303		197		0		0
		04/2024		GBP	31,131		39,518		226		0
		04/2024			$12		CNY	83	0		0
BRC		04/2024			26,200		TRY	846,745	0		(746)
		05/2024			3,766		129,365		57		(1)
		06/2024			456		16,478		8		0
CBK		04/2024			10,834		EUR	9,944	0		(106)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

DUB	04/2024	EUR	244,969	$266,261	1,976	0
GLM	04/2024	$3,556	TRY	119,451	68	0
05/2024	DOP	639,515	$10,775	7	(8)
05/2024	$1,827	TRY	63,127	33	0
06/2024	DOP	89,764	$1,505	0	(6)
06/2024	$213	TRY	7,589	0	(1)
JPM	04/2024	CAD	7,633	$5,657	22	0
04/2024	$10,026	EUR	9,215	0	(84)
05/2024	156	TRY	5,324	0	0
06/2024	43	IDR	678,876	0	0
MBC	04/2024	EUR	2,124	$2,316	25	0
04/2024	$5,629	CAD	7,634	7	0
04/2024	4,508	EUR	4,117	0	(66)
04/2024	39,321	GBP	31,131	0	(29)
05/2024	CAD	7,631	$5,629	0	(7)
05/2024	GBP	31,131	39,327	29	0
06/2024	INR	80	1	0	0
MYI	04/2024	CNY	82	11	0	0
04/2024	$244,515	EUR	225,934	0	(766)
05/2024	EUR	223,455	$242,117	762	0
05/2024	$11	CNY	82	0	0
06/2024	INR	306	$4	0	0
06/2024	$93	IDR	1,448,926	0	(2)
SCX	05/2024	18,601	EUR	17,149	0	(78)
06/2024	INR	842	$10	0	0
SSB	05/2024	MXN	1,280	75	0	(1)
TOR	05/2024	AUD	101	66	0	0

Total Forward Foreign Currency Contracts	$3,229	$(1,901)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.697%	$8,500	$(351)	$116	$0	$(235)
BRC	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	9,500	(392)	129	0	(263)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.915	2,000	(10)	16	6	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.055	7,400	0	494	494	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.993	1,000	140	(19)	121	0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	1.068	EUR	300	(6)	22	16	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	5.083	$2,600	(507)	104	0	(403)
MYI	Turkiye Government International Bond	1.000	Quarterly	12/20/2033	3.838	3,000	(598)	24	0	(574)

$(1,724)	$886	$637	$(1,475)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$20,111	$(5,163)	$3,996	$0	$(1,167)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	7,105	(338)	(190)	0	(528)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,701	(434)	335	0	(99)
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	23,440	(6,002)	4,642	0	(1,360)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	25,518	(4,296)	2,815	0	(1,481)

$(16,233)	$11,598	$0	$(4,635)

Total Swap Agreements	$(17,957)	$12,484	$637	$(6,110)

(n)

Securities with an aggregate market value of $6,528 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$504,834	$107,501	$612,335
Corporate Bonds & Notes
Banking & Finance	275	208,449	4,249	212,973
Industrials	0	391,173	0	391,173
Utilities	0	48,551	0	48,551
Convertible Bonds & Notes
Industrials	0	3,702	0	3,702
Municipal Bonds & Notes
California	0	2,664	0	2,664
Michigan	0	5,124	0	5,124
Puerto Rico	0	25,832	0	25,832
West Virginia	0	7,298	0	7,298
U.S. Government Agencies	0	14,175	8,320	22,495
Non-Agency Mortgage-Backed Securities	0	222,062	1,045	223,107
Asset-Backed Securities	0	130,130	8,874	139,004
Sovereign Issues	0	77,292	0	77,292
Common Stocks
Communication Services	2,969	0	401	3,370
Energy	0	0	180	180
Financials	9,879	0	12,624	22,503
Health Care	0	0	62,901	62,901
Industrials	0	12	30,363	30,375
Utilities	0	0	37,438	37,438
Rights
Consumer Discretionary	6	0	0	6
Warrants
Financials	0	0	3	3
Preferred Securities
Banking & Finance	0	15,735	0	15,735
Real Estate Investment Trusts
Real Estate	8,766	0	0	8,766
Short-Term Instruments
Repurchase Agreements	0	84,967	0	84,967
Short-Term Notes	0	296	0	296
U.S. Treasury Bills	0	16,506	0	16,506

$21,895	$1,758,802	$273,899	$2,054,596
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$243,478	$0	$0	$243,478

Total Investments	$265,373	$1,758,802	$273,899	$2,298,074

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,129	0	1,129
Over the counter	0	3,372	494	3,866

$0	$4,501	$494	$4,995
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,983)	0	(2,983)
Over the counter	0	(3,376)	(4,635)	(8,011)

$0	$(6,359)	$(4,635)	$(10,994)

Total Financial Derivative Instruments	$0	$(1,858)	$(4,141)	$(5,999)

Totals	$265,373	$1,756,944	$269,758	$2,292,075

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$185,455	$58,970	$(114,245)	$6,325	$(10,192)	$(1,022)	$26,163	$(43,953)	$107,501	$2,413
Corporate Bonds & Notes
Banking & Finance	0	2,200	0	0	0	4	2,045	0	4,249	4
Utilities	1,189	0	0	8	(1)	69	0	(1,265)	0	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2024 (Unaudited)

U.S. Government Agencies	7,814	0	(146)	28	47	577	0	0	8,320	562
Non-Agency Mortgage-Backed Securities	956	12	(105)	6	5	68	103	0	1,045	58
Asset-Backed Securities	10,424	0	(5)	39	(1)	(1,583)	0	0	8,874	(1,582)
Common Stocks
Communication Services	700	0	0	0	(1)	(298)	0	0	401	(298)
Energy	183	0	0	0	0	(3)	0	0	180	(2)
Financials	10,567	0	0	0	0	2,057	0	0	12,624	2,033
Health Care	0	53,141	0	0	0	9,760	0	0	62,901	9,760
Industrials	30,975	329	0	0	0	(941)	0	0	30,363	(582)
Utilities	0	9,982	0	0	0	27,456	0	0	37,438	27,456
Rights
Industrials	231	0	(448)	0	448	(231)	0	0	0	0
Warrants
Financials	2	0	0	0	(26)	27	0	0	3	0
Industrials	349	0	(459)	0	459	(349)	0	0	0	0
Information Technology	18,085	0	(9,795)	0	0	(8,290)	0	0	0	0
Preferred Securities
Industrials	4,110	0	0	0	0	(4,110)	0	0	0	(4,110)

	$271,040	$124,634	$(125,203)	$6,406	$(9,262)	$23,191	$28,311	$(45,218)	$273,899	$35,712
Financial Derivative Instruments - Assets
Over the counter	$319	$0	$0	$0	$0	$175	$0	$0	$494	$179

Financial Derivative Instruments - Liabilities
Over the counter	$(3,550)	$176	$(52)	$0	$725	$(1,934)	$0	$0	$(4,635)	$(1,317)

Totals	$267,809	$124,810	$(125,255)	$6,406	$(8,537)	$21,432	$28,311	$(45,218)	$269,758	$34,574

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$23,356	Comparable Companies			EBITDA Multiple		X	14.000	—
		34,873	Discounted Cash Flow			Discount Rate			9.440 - 26.480	10.353
		23,109	Recent Transaction			Purchase Price			100.000	—
		612	Reference Instrument						1.750	—
		25,551	Third Party Vendor			Broker Quote			95.500	—
Corporate Bonds & Notes
Banking & Finance		2,045	Expected Recovery			Recovery Rate			17.490	—
		2,204	Proxy pricing			Base Price			100.069	—
U.S. Government Agencies		8,320	Discounted Cash Flow			Discount Rate			12.100	—
Non-Agency Mortgage-Backed Securities		1,045	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Asset-Backed Securities		8,845	Discounted Cash Flow			Discount Rate			12.000 - 20.000	17.636
		29	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks
Communication Services		401	Reference instrument			Stock Price w/Liquidity Discount			10.000	—
Energy		180	Comparable Companies			EBITDA Multiple		X	4.000	—
Financials		12,624	Comparable Companies			EBITDA Multiple		X	4.000	—
Health care		62,901	Comparable Companies			EBITDA Multiple		X	14.000	—
Industrials		22,316	Comparable Companies/Discounted Cash Flow			Revenue multiple/EBITDA multiple/Discount Rate		X/X /%	0.560/7.180/10.000	—
		5,190	Discounted Cash Flow			Discount Rate			15.380	—
		2,857	Indicative Market Quotation			Broker Quote			$2.625 - 24.125	22.243
Utilities		37,301	Comparable Companies			EBITDA Multiple		X	6.100	—
		137	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue multiple		%/ X	19.250	—
Warrants
Financials		3	Option Pricing Model			Volatility			40.000	—
Financial Derivative Instruments - Assets
Over the counter		494	Indicative Market Quotation			Broker Quote			5.510	—
Financial Derivative Instruments - Liabilities
Over the counter		(4,635)	Indicative Market Quotation			Broker Quote			92.500 - 94.000	93.829

Total		$269,758

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

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Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Notes to Financial Statements (Cont.)

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	458,443	(215,000)	2	32	243,478	3,396	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BMO	BMO Capital Markets Corporation	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CDOR03	3 month CDN Swap Rate	LIBOR06M	6 Month USD-LIBOR	TSFR03M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"